Leases - Balance Sheet Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 6,720	$ 7,164
Lease liabilities (short-term)	1,097	1,029
Lease liabilities (long-term)	6,564	6,994
Total lease liabilities	7,661	8,023	$ 3,467
Properties (offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	6,669	7,080
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 51	$ 84